Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents
The Company’s policy is to invest cash in excess of operating requirements in highly liquid investments. For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of the following:

	December 31 2020	December 31 2019
	$	$
Cash	278.7	208.1
Cash in escrow	4.5	—
Unrestricted investments	6.3	15.4
Cash and deposits	289.5	223.5
Bank indebtedness	(4.7)	(19.5)
Cash and cash equivalents	284.8	204.0

Cash in escrow includes cash consideration for an acquisition.